Employees (Details) - Schedule of Employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs comprised:
Directors’ salaries (including bonus)	$ 929	$ 554	$ 2,526
Employees’ wages, salaries and bonus	1,777	2,014	1,856
Social security costs	136	135	176
Recruitment fees	24	197	242
Share based payment (credit) / charge	1,730	(1,410)	5,173
Employees, total	4,596	1,490	9,973
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	3	8
Corporate and administration	6	6	5
Total	$ 9	$ 9	$ 13